Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Deferred revenue	$ 829,839	$ 827,525
Accounts payable and accrued expenses	465,665	444,042
Accrued interest	408,106	348,568
Operating lease liabilities (Note 17)	55,777	92,083
Derivative liabilities (Note 12)	15,440	80,840
Accounts payable, accrued expenses and other liabilities	$ 1,774,827	$ 1,793,058